Related Parties - Balances of Receivables and Payables with Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of transactions between related parties [line items]
Receivables	¥ 223,246	¥ 260,398
Payables	135,395	176,620
Affiliates [member]
Disclosure of transactions between related parties [line items]
Receivables	19,120	22,518
Payables	108,267	141,576
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Receivables	204,126	237,880
Payables	¥ 27,128	¥ 35,044